ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Accrued Liabilities Current [Abstract]
Due to a rental service company	¥ 603,884		¥ 182,542
Tenant deposits	102,355		83,682
Payable to a constructor for leasehold improvements	62,498		53,623
Other tax payable	67,491		51,832
Interest payable	106,439		13,435
Deferred rent			2,503
Accrued utilities	25,503		22,513
Operation service payable	35,514		6,602
Accrued payroll and welfare	4,471		10,451
Others	16,727		16,235
Total	¥ 1,024,882	$ 159,059	¥ 443,418